Stockholders' Equity and Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity and Accumulated Other Comprehensive Loss
Schedule of components of accumulated other comprehensive loss, net of related taxes
	December 31,
(Thousands of dollars)	2012	2011	2010

Cumulative foreign currency translation adjustment	$(109,457)	$(93,669)	$(81,280)
Unrealized gain (loss) on investments	2,232	(311)	445
Unrealized loss on cash flow hedges	(113)	-	-
Unrecognized pension cost	(64,206)	(62,085)	(43,072)

Accumulated other comprehensive loss	$(171,544)	$(156,065)	$(123,907)